UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Enhanced International Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2008 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o For the six months ended June 30, 2008, the Series generated a return that exceeded that of the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index as the Series returned (8.70)% while the Index returned (10.96)%. Positive performance resulted from both our stock-selection and stock-substitution strategies.

What factors influenced performance?

      o Non-U.S. markets marginally outperformed their U.S. counterparts for the six-month period. In the first three months, weak economic data, record energy prices and continued credit and liquidity issues resulted in a high level of volatility around the world as markets declined broadly across regions and sectors. While economic data released was weak and global growth slowed, investors also had to deal with mounting inflationary pressures as oil and gold prices reached new highs. Overall, fear and uncertainty shook investor confidence and caused strong selling pressure on equities.

      o Some reprieve, albeit temporary, came in the latter half. Equity markets started the second quarter strongly, but markets declined sharply from mid-May onward in response to surging energy prices, banks' continued credit losses and efforts to raise capital, and deteriorating job markets. Volatility had fallen markedly from its high on March 17 to its lowest levels of the year before spiking again through June. For the first time since 2000-2001, global equity markets experienced negative returns for three consecutive quarters. Major market indices reached or approached 20% declines from their peak levels last fall, causing fear among investors that further losses could be expected.

Describe recent portfolio activity.

      o Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

      o In May, following extensive research, we introduced a new signal--earnings sustainability--in all enhanced index portfolios. The earnings sustainability signal made a positive contribution since inclusion in the portfolio. As the volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period-end.

      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Enhanced International Series

Portfolio Information as of June 30, 2008
--------------------------------------------------------------------------------
                                                      Percent of Long-Term
Geographic Allocation                                     Investments
--------------------------------------------------------------------------------
                                                            June 30,
                                                              2008
--------------------------------------------------------------------------------
United Kingdom                                                 22%
Japan                                                          20
France                                                          9
Germany                                                         9
Switzerland                                                     7
Australia                                                       6
Spain                                                           4
Italy                                                           4
Netherlands                                                     3
Hong Kong                                                       2
United States                                                   2
Sweden                                                          2
Finland                                                         2
Denmark                                                         1
Singapore                                                       1
Belgium                                                         1
Norway                                                          1
Luxembourg                                                      1
Austria                                                         1
Greece                                                          1
Ireland                                                         1
--------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                             Qantas Airways Ltd.                                            1           $          3
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                            Coca-Cola Amatil Ltd.                                      6,875                 46,202
                                            Foster's Group Ltd.                                          111                    540
                                            Lion Nathan Ltd.                                         116,854                957,239
                                                                                                                       ------------
                                                                                                                          1,003,981
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                      Macquarie Group Ltd.                                       1,182                 55,029
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                            Incitec Pivot Ltd.                                           642                113,679
                                            Nufarm Ltd.                                                7,600                115,964
                                                                                                                       ------------
                                                                                                                            229,643
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.9%                     Australia & New Zealand Banking Group Ltd.                24,366                437,922
                                            Commonwealth Bank of Australia Ltd.                       13,817                532,778
                                            St. George Bank Ltd.                                       7,085                184,354
                                            Westpac Banking Corp.                                     22,587                433,829
                                                                                                                       ------------
                                                                                                                          1,588,883
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                         Brambles Ltd.                                             89,124                745,963
& Supplies - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%           Boart Longyear Group                                           1                      2
                                            Leighton Holdings Ltd.                                     1,690                 82,294
                                                                                                                       ------------
                                                                                                                             82,296
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%               Amcor Ltd.                                                11,058                 53,571
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%        ABC Learning Centres Ltd.                                      1                      1
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%       Babcock & Brown Ltd.                                      53,736                385,802
                                            Challenger Financial Services Group Ltd.                   4,539                  8,241
                                                                                                                       ------------
                                                                                                                            394,043
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Telstra Corp. Ltd.                                        44,767                181,905
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%             Metcash Ltd.                                               9,427                 33,444
                                            Wesfarmers Ltd.                                            4,377                156,410
                                            Woolworths Ltd.                                           52,271              1,224,966
                                                                                                                       ------------
                                                                                                                          1,414,820
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                        Futuris Corp. Ltd.                                            86                     91
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Ansell Ltd.                                                1,630                 14,473
& Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                       Sonic Healthcare Ltd.                                        372                  5,195
& Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%        Aristocrat Leisure Ltd.                                      294                  1,806
                                            Crown Ltd.                                                 5,742                 51,077
                                            Tabcorp Holdings Ltd.                                     12,934                121,612
                                                                                                                       ------------
                                                                                                                            174,495
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%             CSR Ltd.                                                       1                      2
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                            AXA Asia Pacific Holdings Ltd.                                 1                      4
                                            QBE Insurance Group Ltd.                                  35,721                768,043
                                            Tower Australia Group Ltd.                                 3,094                  8,575
                                                                                                                       ------------
                                                                                                                            776,622
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                Fairfax Media Ltd.                                             1                      3
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%                      Alumina Ltd.                                                 468           $      2,125
                                            BHP Billiton Ltd.                                         46,596              1,983,146
                                            BlueScope Steel Ltd.                                      32,947                357,999
                                            Fortescue Metals Group Ltd. (a)                           35,300                401,045
                                            Newcrest Mining Ltd.                                       5,772                160,190
                                            Rio Tinto Ltd.                                             4,413                570,988
                                            Sims Group Ltd.                                            2,037                 81,455
                                                                                                                       ------------
                                                                                                                          3,556,948
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                      AGL Energy Ltd.                                            5,598                 76,683
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                     Harvey Norman Holdings Ltd.                                6,468                 19,142
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%          Origin Energy Ltd.                                         3,634                 56,224
                                            Paladin Resources Ltd. (a)                                     1                      6
                                            Santos Ltd.                                                7,515                154,791
                                            Woodside Petroleum Ltd.                                    6,180                399,453
                                                                                                                       ------------
                                                                                                                            610,474
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      CFS Retail Property Trust                                      1                      2
Trusts (REITs) - 0.1%                       Commonwealth Property Office Fund                              1                      1
                                            DB RREEF Trust                                                 1                      1
                                            Macquarie Office Trust                                         1                      1
                                            Stockland                                                    384                  1,986
                                            Westfield Group                                           14,431                225,494
                                                                                                                       ------------
                                                                                                                            227,485
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                      Lend Lease Corp., Ltd.                                       460                  4,215
& Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%        Macquarie Airports Group                                       1                      2
                                            Macquarie Infrastructure Group                            30,799                 68,528
                                                                                                                       ------------
                                                                                                                             68,530
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Australia                                             11,284,496
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                     Erste Bank der Oesterreichischen Sparkassen AG             2,572                159,070
                                            Raiffeisen International Bank Holding AG                   3,474                441,377
                                                                                                                       ------------
                                                                                                                            600,447
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%           Strabag SE                                                   738                 57,338
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                   Verbund - Oesterreichische
                                            Elektrizitaetswirtschafts AG                               3,463                309,227
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                            Vienna Insurance Group                                       561                 36,967
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                      Voestalpine AG                                             1,561                127,745
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%          OMV AG                                                       936                 73,130
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                      IMMOFINANZ Immobilien Anlagen AG                              31                    319
& Development - 0.0%                        Meinl European Land Ltd. (a)                                 252                  2,825
                                                                                                                       ------------
                                                                                                                              3,144
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Austria                                                1,207,998
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                            Solvay SA                                                     12                  1,563
                                            Umicore SA                                                19,627                965,328
                                                                                                                       ------------
                                                                                                                            966,891
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                     Dexia NV                                                   4,432           $     70,566
                                            KBC Bancassurance Holding                                  2,225                245,955
                                                                                                                       ------------
                                                                                                                            316,521
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%       Groupe Bruxelles Lambert SA                                2,159                255,988
                                            KBC Ancora                                                   457                 39,794
                                            Nationale A Portefeuille                                     554                 41,357
                                                                                                                       ------------
                                                                                                                            337,139
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Belgacom SA                                                2,444                104,852
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%             Delhaize Group                                             5,099                341,523
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  Mobistar SA                                                1,864                150,459
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Belgium                                                2,217,385
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%          SeaDrill Ltd.                                                  1                     31
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                               Pacific Basin Shipping Ltd.                               18,423                 26,361
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%          Mongolia Energy Co. Ltd. (a)                              48,000                 92,754
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Bermuda                                                  119,146
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%             Foxconn International Holdings Ltd. (a)                   29,959                 29,068
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  Hutchison Telecommunications International Ltd. (a)        1,000                  1,416
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the Cayman Islands                                        30,484
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                            Carlsberg A/S                                              6,000                577,979
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                            Novozymes A/S Class B                                        675                 60,768
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                     Danske Bank A/S                                            2,892                 83,274
                                            Jyske Bank (a)                                             2,325                138,344
                                            Sydbank A/S                                                6,754                256,692
                                                                                                                       ------------
                                                                                                                            478,310
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%           FLS Industries A/S Class B                                   750                 81,942
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                 Vestas Wind Systems A/S (a)                                2,679                348,798
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                        Danisco A/S                                                  700                 44,879
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Coloplast A/S Class B                                        400                 34,746
& Supplies - 0.0%                           William Demant Holding (a)                                   350                 22,986
                                                                                                                       ------------
                                                                                                                             57,732
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                            Topdanmark A/S (a)                                           250                 37,618
                                            TrygVesta A/S                                                367                 25,904
                                                                                                                       ------------
                                                                                                                             63,522
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                               AP Moller - Maersk A/S                                        13                158,714
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                      Novo-Nordisk A/S Class B                                   8,216                540,864
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                          DSV A/S                                                    2,770                 66,081
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Denmark                                                2,479,589
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.7%             Nokia Oyj                                                 50,237              1,227,941
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%           YIT Oyj                                                       35           $        874
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Elisa Corp.                                                2,100                 43,830
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                   Fortum Oyj                                                14,823                750,276
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%             Kesko Oyj Class B                                              4                    129
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                          TietoEnator Oyj                                              520                 10,820
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                            Sampo Oyj                                                  1,800                 45,217
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                            Kone Oyj Class B                                           2,160                 75,505
                                            Metso Oyj                                                  2,718                123,019
                                            Wartsila Oyj                                               1,201                 74,994
                                                                                                                       ------------
                                                                                                                            273,518
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                      Outokumpu Oyj                                              1,635                 56,817
                                            Rautaruukki Oyj                                            8,050                365,420
                                                                                                                       ------------
                                                                                                                            422,237
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%          Neste Oil Oyj                                                 52                  1,524
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                      Orion Oyj                                                  1,287                 25,561
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Finland                                                2,801,927
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.5%                  Safran SA                                                  2,550                 49,183
                                            Thales SA                                                 14,650                833,320
                                                                                                                       ------------
                                                                                                                            882,503
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%              Geodis                                                       500                104,686
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                             Air France-KLM                                             6,236                148,746
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                      Compagnie Generale                                           620                 44,334
                                            des Etablissements Michelin
                                            Valeo SA                                                   8,475                271,265
                                                                                                                       ------------
                                                                                                                            315,599
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                          Peugeot SA                                                 9,496                512,899
                                            Renault SA                                                 1,128                 91,804
                                                                                                                       ------------
                                                                                                                            604,703
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.5%                    Cie de Saint-Gobain SA                                    15,970                989,035
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                            Air Liquide                                                3,402                447,916
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%                     BNP Paribas SA                                             8,413                757,314
                                            Credit Agricole SA                                         2,137                 43,382
                                            Natixis                                                    6,156                 67,765
                                            Societe Generale SA                                        4,749                411,735
                                                                                                                       ------------
                                                                                                                          1,280,196
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%       Bureau Veritas SA                                            568                 33,668
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%             Alcatel SA                                                16,491                 99,554
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%           Bouygues                                                   5,808                383,194
                                            Eiffage                                                      525                 35,855
                                            Vinci SA                                                   3,784                231,066
                                                                                                                       ------------
                                                                                                                            650,115
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%               Lafarge SA                                                 2,196                334,863
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%       Eurazeo                                                      372                 39,585
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               France Telecom SA                                         25,431                745,818
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                   Electricite de France SA                                   3,749           $    355,147
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                 Alstom                                                     1,164                266,912
                                            Legrand Promesses                                          1,323                 33,291
                                            Schneider Electric SA                                          2                    215
                                                                                                                       ------------
                                                                                                                            300,418
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.3%          Compagnie Generale de Geophysique
                                            SA (a)                                                     9,596                453,011
                                            Technip SA                                                   263                 24,270
                                                                                                                       ------------
                                                                                                                            477,281
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%             Casino Guichard Perrachon SA                               8,703                982,824
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%                        Gaz de France SA                                          17,752              1,136,636
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Cie Generale d'Optique                                     2,787                170,005
& Supplies - 0.1%                           Essilor International SA
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%        Accor SA                                                   1,043                 69,287
                                            Groupe Partouche (a)                                       1,190                 13,750
                                            Sodexho Alliance SA                                        1,388                 90,803
                                                                                                                       ------------
                                                                                                                            173,840
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                          Atos Origin SA                                               203                 11,182
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                            CNP Assurances                                             3,134                353,349
                                            Scor SE                                                        3                     68
                                                                                                                       ------------
                                                                                                                            353,417
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                            Vallourec SA                                                 440                153,882
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.3%                                Eutelsat Communications                                    1,228                 34,065
                                            Havas Advertising SA                                      13,800                 50,576
                                            PagesJaunes Groupe SA                                      1,837                 26,868
                                            Vivendi SA                                                13,372                504,210
                                                                                                                       ------------
                                                                                                                            615,719
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                      Eramet                                                        75                 74,127
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                      Suez SA                                                   15,998              1,084,467
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                     Pinault-Printemps-Redoute                                  1,887                208,311
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.2%          Total SA                                                  26,764              2,278,115
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                    L'Oreal SA                                                 8,388                909,817
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      Gecina SA                                                  1,013                122,429
Trusts (REITs) - 0.2%                       ICADE                                                          1                    117
                                            Klepierre                                                      4                    201
                                            Unibail - Rodamco                                          1,145                263,668
                                                                                                                       ------------
                                                                                                                            386,415
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              STMicroelectronics NV                                         13                    134
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                             Dassault Systemes SA                                         935                 56,761
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                  Christian Dior SA                                            783                 80,432
Goods - 0.1%                                LVMH Moet Hennessy Louis Vuitton SA                        2,246                234,296
                                                                                                                       ------------
                                                                                                                            314,728
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in France                                                16,720,213
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                             Deutsche Lufthansa AG                                     11,311                243,705
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.1%                          Bayerische Motoren Werke AG                                4,746           $    228,030
                                            Bayerische Motoren Werke AG (Preference Shares)              721                 28,641
                                            DaimlerChrysler AG                                        12,272                761,183
                                            Volkswagen AG                                              3,590              1,036,969
                                                                                                                       ------------
                                                                                                                          2,054,823
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                      Deutsche Bank AG Registered Shares                         6,762                583,730
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                            BASF SE                                                   11,062                762,410
                                            Bayer AG                                                  22,368              1,882,009
                                            K+S AG                                                       318                183,092
                                            Linde AG                                                   1,037                145,658
                                            Wacker Chemie AG                                             221                 46,169
                                                                                                                       ------------
                                                                                                                          3,019,338
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                     Commerzbank AG                                                 1                     30
                                            Deutsche Postbank AG                                      11,567              1,016,903
                                            Hypo Real Estate Holding AG                                3,805                107,055
                                                                                                                       ------------
                                                                                                                          1,123,988
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%       Deutsche Boerse AG                                         8,568                968,531
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Deutsche Telekom AG                                       26,964                441,947
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%                   E.ON AG                                                    2,370                477,661
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%             Metro AG                                                     926                 59,074
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Fresenius AG                                                 379                 32,815
& Supplies - 0.1%                           Fresenius AG (Preference Shares)                           1,111                 95,990
                                                                                                                       ------------
                                                                                                                            128,805
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%     Fresenius Medical Care AG                                    211                 11,626
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%        TUI AG                                                     4,201                 97,253
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%             Siemens AG                                                 3,476                385,351
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                            Allianz AG Registered Shares                               5,440                956,916
                                            Hannover Rueckversicherung AG Registered Shares              854                 42,067
                                            Muenchener Rueckversicherungs AG Registered Shares         2,120                371,836
                                                                                                                       ------------
                                                                                                                          1,370,819
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.1%         United Internet AG                                         7,265                143,134
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                            MAN AG                                                     1,818                201,589
                                            MG Technologies AG                                         2,176                 76,829
                                                                                                                       ------------
                                                                                                                            278,418
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                Premiere AG (a)                                            5,100                112,138
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                      Salzgitter AG                                                157                 28,760
                                            ThyssenKrupp AG                                           20,008              1,255,197
                                                                                                                       ------------
                                                                                                                          1,283,957
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                     KarstadtQuelle AG (a)                                        201                  2,340
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                    Beiersdorf AG                                              1,283                 94,192
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                      IVG Immobilien AG                                              1                     20
& Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                             SAP AG                                                     9,463                495,270
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel                           Adidas-Salomon AG                                         14,791           $    931,433
& Luxury Goods - 0.5%                       Puma AG Rudolf Dassler Sport                                  93                 31,145
                                                                                                                       ------------
                                                                                                                            962,578
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%        Hamburger Hafen und Logistik AG                              352                 27,341
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  Freenet AG                                                15,118                278,322
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Germany                                               14,644,361
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                      Marfin Investment Group SA                                 9,546                 75,523
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%                     Alpha Bank AE                                              5,774                174,800
                                            National Bank of Greece SA                                 6,113                275,127
                                            Piraeus Bank SA                                           16,675                453,833
                                                                                                                       ------------
                                                                                                                            903,760
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Hellenic Telecommunications
Services - 0.0%                             Organization SA                                               16                    403
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%        OPAP SA                                                    3,143                109,970
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%          Hellenic Petroleum SA                                      1,450                 19,928
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Greece                                                 1,109,584
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                     BOC Hong Kong Holdings Ltd.                               94,503                250,502
                                            Hang Seng Bank Ltd.                                       18,600                392,723
                                            Wing Lung Bank                                             1,100                 21,607
                                                                                                                       ------------
                                                                                                                            664,832
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                         Li & Fung Ltd.                                            32,000                 96,559
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%       Hong Kong Exchanges and Clearing Ltd.                      9,000                131,838
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                   CLP Holdings Ltd.                                         13,000                111,485
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                        The Hong Kong & China Gas Ltd.                             1,100                  2,618
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%             Hutchison Whampoa Ltd.                                    30,000                302,529
                                            NWS Holdings Ltd.                                         11,000                 28,725
                                                                                                                       ------------
                                                                                                                            331,254
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                               Orient Overseas International Ltd.                           659                  3,301
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                Television Broadcasts Ltd.                                 3,000                 17,328
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      The Link REIT                                             31,500                 71,774
Trusts (REITs) - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                    Cheung Kong Holdings Ltd.                                 28,000                378,644
Development - 1.0%                          Chinese Estates Holdings Limited                           8,000                 12,325
                                            Hang Lung Group Ltd.                                      12,007                 53,552
                                            Hang Lung Properties Ltd.                                 30,000                 96,311
                                            Hysan Development Co. Ltd.                               251,000                690,708
                                            New World Development Ltd.                                36,000                 73,533
                                            Sun Hung Kai Properties Ltd.                              20,000                271,881
                                            Swire Pacific Ltd. Class A                                11,500                117,712
                                            Wharf Holdings Ltd.                                       19,875                 83,209
                                            Wheelock and Company, Limited                             13,000                 34,930
                                                                                                                       ------------
                                                                                                                          1,812,805
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                          MTR Corp.                                                    500                  1,575
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              ASM Pacific Technology Ltd.                                  500           $      3,779
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                     Esprit Holdings Ltd.                                      15,200                158,270
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%        Hopewell Holdings Ltd.                                       321                  1,141
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Hong Kong                                              3,408,559
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                             Ryanair Holdings Plc (a)                                     139                    610
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%               Smurfit Kappa Plc                                            128                  1,060
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                        Kerry Group Plc                                            1,900                 56,083
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                      Elan Corp. Plc (a)                                        24,080                867,047
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Ireland                                                  924,800
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%                  Finmeccanica SpA                                             166                  4,338
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                          Fiat SpA                                                   5,516                 89,801
                                            Fiat SpA (Non-Convertible Savings Shares)                  3,700                 44,154
                                                                                                                       ------------
                                                                                                                            133,955
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                      Mediobanca SpA                                               390                  6,609
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%                     Banca Intesa SpA                                          92,923                528,327
                                            Banco Popolare SpA                                         2,962                 52,328
                                            Unicredit SpA                                            135,217                822,612
                                            Unione Di Banche Italiane SPCA                             3,730                 87,154
                                                                                                                       ------------
                                                                                                                          1,490,421
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%       IFIL-Investments SpA                                       4,313                 27,859
                                            Instituto Finanziario Industriale SpA
                                            (Preference Shares) (a)                                      844                 16,727
                                                                                                                       ------------
                                                                                                                             44,586
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Telecom Italia SpA                                        76,844                153,696
Services - 0.7%                             Telecom Italia SpA (Non-Convertible
                                            Savings Shares)                                          699,280              1,128,903
                                                                                                                       ------------
                                                                                                                          1,282,599
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%                   Enel SpA                                                  64,615                612,864
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                 Prysmian SpA                                               1,556                 39,282
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%          Saipem SpA                                                 3,833                179,146
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                        Parmalat SpA                                              24,112                 62,725
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                            Fondiaria-Sai SpA                                         24,947                822,147
                                            Mediolanum SpA                                                 1                      4
                                            Unipol SpA                                                 9,014                 21,164
                                                                                                                       ------------
                                                                                                                            843,315
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                      A2A SpA                                                   17,836                 65,136
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.9%          Eni SpA                                                   44,946              1,669,762
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Italy                                                  6,434,738
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 19.5%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.6%                      Aisin Seiki Co., Ltd.                                      2,500                 82,122
                                            Bridgestone Corp.                                          1,100                 16,875
                                            Denso Corp.                                                3,100                106,768
                                            Stanley Electric Co., Ltd.                                 2,100                 50,912
                                            Sumitomo Rubber Industries, Ltd.                           2,100                 15,708

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            Toyoda Gosei Co., Ltd.                                       900           $     26,338
                                            Toyota Industries Corp.                                   22,400                719,196
                                                                                                                       ------------
                                                                                                                          1,017,919
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.5%                          Daihatsu Motor Co., Ltd.                                   2,605                 29,870
                                            Fuji Heavy Industries Ltd.                                 8,000                 39,247
                                            Honda Motor Co., Ltd.                                     16,400                559,677
                                            Isuzu Motors Ltd.                                         18,000                 86,679
                                            Mazda Motor Corp.                                         11,000                 57,263
                                            Mitsubishi Motors Corp. (a)                               12,006                 21,854
                                            Nissan Motor Co., Ltd.                                    25,700                213,451
                                            Suzuki Motor Corp.                                         4,900                116,054
                                            Toyota Motor Corp.                                        36,200              1,708,785
                                            Yamaha Motor Co., Ltd.                                       100                  1,873
                                                                                                                       ------------
                                                                                                                          2,834,753
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                            Asahi Breweries Ltd.                                         100                  1,869
                                            Kirin Holdings Co., Ltd.                                  11,000                172,010
                                                                                                                       ------------
                                                                                                                            173,879
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%                    Asahi Glass Co., Ltd.                                     14,000                169,497
                                            Daikin Industries Ltd.                                     1,100                 55,619
                                            JS Group Corp.                                               100                  1,592
                                            Nippon Sheet Glass Co., Ltd.                              61,000                302,332
                                                                                                                       ------------
                                                                                                                            529,040
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                      Daiwa Securities Group, Inc.                               5,000                 45,979
                                            Jafco Co., Ltd.                                              400                 13,695
                                            SBI Securities Co. Ltd.                                       22                 16,934
                                            Shinko Securities Co., Ltd.                                7,000                 20,639
                                                                                                                       ------------
                                                                                                                             97,247
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                            Asahi Kasei Corp.                                         16,000                 83,886
                                            DIC Corp.                                                  8,000                 23,216
                                            Hitachi Chemical Co., Ltd.                                 1,500                 30,957
                                            JSR Corp.                                                    100                  1,987
                                            Kaneka Corp.                                               4,000                 27,248
                                            Kuraray Co., Ltd.                                          4,500                 53,693
                                            Mitsubishi Chemical Holdings Corp.                        15,000                 87,345
                                            Mitsubishi Gas Chemical Co., Inc.                          5,000                 36,020
                                            Mitsui Chemicals, Inc.                                     9,000                 44,444
                                            Nippon Sanso Corp.                                         4,000                 33,375
                                            Nissan Chemical Industries Ltd.                            2,000                 24,611
                                            Nitto Denko Corp.                                          2,300                 88,413
                                            Shin-Etsu Chemical Co., Ltd.                               6,700                415,769
                                            Sumitomo Chemical Co., Ltd.                                5,000                 31,500
                                                                                                                       ------------
                                                                                                                            982,464
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                     The 77 Bank Ltd.                                           9,000                 56,594
                                            Aozora Bank Ltd.                                          38,000                 86,924
                                            The Chugoku Bank Ltd.                                      2,000                 29,058
                                            Chuo Mitsui Trust Holdings, Inc.                          10,000                 59,562
                                            Fukuoka Financial Group, Inc.                                454                  2,052

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            The Gunma Bank Ltd.                                        4,000           $     26,666
                                            The Hachijuni Bank Ltd.                                    5,000                 32,441
                                            The Hiroshima Bank Ltd.                                    6,000                 26,753
                                            Hokuhoku Financial Group, Inc.                            16,000                 46,411
                                            The Iyo Bank Ltd.                                          3,000                 35,126
                                            The Joyo Bank Ltd.                                         7,000                 34,090
                                            Mitsubishi UFJ Financial Group, Inc.                     131,416              1,161,382
                                            Mizuho Financial Group, Inc.                                  30                139,585
                                            The Nishi-Nippon City Bank Ltd.                          117,000                348,935
                                            Resona Holdings, Inc.                                        448                688,097
                                            Shinsei Bank Ltd.                                         35,000                119,985
                                            The Shizuoka Bank Ltd.                                     7,000                 71,537
                                            Sumitomo Mitsui Financial Group, Inc.                        104                782,102
                                            The Sumitomo Trust & Banking Co., Ltd.                    17,000                118,764
                                            Suruga Bank Ltd.                                           3,000                 39,059
                                            The Yasuda Trust & Banking Co., Ltd.                      58,000                 99,976
                                            Yamaguchi Financial Group, Inc.                            3,000                 41,523
                                                                                                                       ------------
                                                                                                                          4,046,622
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%       Dai Nippon Printing Co., Ltd.                             15,000                220,832
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%              Fujitsu Ltd.                                              26,000                193,071
                                            NEC Corp.                                                 25,000                131,261
                                            Seiko Epson Corp.                                          1,800                 49,471
                                                                                                                       ------------
                                                                                                                            373,803
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%           Kajima Corp.                                              12,000                 41,982
                                            Kinden Corp.                                               1,000                 10,095
                                            Obayashi Corp.                                            18,000                 81,581
                                            Taisei Corp.                                              13,000                 31,009
                                                                                                                       ------------
                                                                                                                            164,667
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                     Aiful Corp.                                                  950                 10,990
                                            Nippon Shinpan Co., Ltd.                                   5,000                 16,541
                                            ORIX Corp.                                                 1,250                179,034
                                            Takefuji Corp.                                            32,840                457,306
                                                                                                                       ------------
                                                                                                                            663,871
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%               Toyo Seikan Kaisha Ltd.                                      100                  1,765
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%       Diamond Lease Co., Ltd.                                       10                    435
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                   Chubu Electric Power Co., Inc.                             4,100                100,146
                                            Chugoku Electric Power Co                                  3,900                 83,220
                                            Hokkaido Electric Power Co., Inc.                          2,900                 59,060
                                            Hokuriku Electric Power                                    2,202                 52,367
                                            The Kansai Electric Power Co., Inc.                        7,000                163,991
                                            Kyushu Electric Power Co., Inc.                            1,000                 20,925
                                            Shikoku Electric Power Co., Inc.                           2,600                 71,490
                                            Tohoku Electric Power Co., Inc.                           29,600                644,733
                                            The Tokyo Electric Power Co., Inc.                        12,800                329,580
                                                                                                                       ------------
                                                                                                                          1,525,512
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                 Furukawa Electric Co., Ltd.                                9,000                 39,174
                                            Matsushita Electric Works Ltd.                             4,000                 40,818

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            Mitsubishi Electric Corp.                                 41,000           $    443,451
                                            Sumitomo Electric Industries Ltd.                         10,300                130,805
                                                                                                                       ------------
                                                                                                                            654,248
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                        Citizens Holding Co. Ltd.                                    130                    992
& Instruments - 1.2%                        Fuji Photo Film Co., Ltd.                                 11,900                409,902
                                            Hitachi High-Technologies Corp.                              100                  2,320
                                            Hitachi Ltd.                                             157,000              1,130,632
                                            Hoya Corp.                                                 5,700                132,024
                                            Ibiden Co., Ltd.                                           1,700                 61,907
                                            Kyocera Corp.                                                900                 84,900
                                            Murata Manufacturing Co., Ltd.                             1,200                 56,614
                                            Nidec Corp.                                                1,500                 99,914
                                            Nippon Electric Glass Co.                                  5,000                 86,910
                                            Shimadzu Corp.                                             3,000                 29,914
                                            TDK Corp.                                                    400                 23,935
                                                                                                                       ------------
                                                                                                                          2,119,964
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%             Seven & I Holdings Co. Ltd.                               31,036                888,657
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                        Meiji Dairies Corp.                                        4,000                 20,525
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                        Toho Gas Co, Ltd                                           7,000                 38,385
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                       Alfresa Holdings Corp.                                       400                 28,629
& Services - 0.0%                           Mediceo Paltac Holdings Co. Ltd.                             100                  1,842
                                                                                                                       ------------
                                                                                                                             30,471
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                   Casio Computer Co., Ltd.                                   3,500                 39,825
                                            Matsushita Electric Industrial Co., Ltd.                  49,000              1,048,295
                                            Sanyo Electric Co., Ltd. (a)                              22,000                 51,149
                                            Sharp Corp.                                               14,000                228,218
                                            Sony Corp.                                                15,000                657,505
                                                                                                                       ------------
                                                                                                                          2,024,992
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%                   Kao Corp.                                                  3,000                 78,757
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                            Aioi Insurance Co., Ltd.                                   6,000                 32,032
                                            Mitsui Sumitomo Insurance Group Holdings, Inc.             2,800                 96,773
                                            Nipponkoa Insurance Co., Ltd.                              9,000                 78,164
                                            Tokio Marine Holdings, Inc.                               10,533                410,525
                                                                                                                       ------------
                                                                                                                            617,494
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%            Dena Co. Ltd.                                                  4                 23,561
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%         Yahoo! Japan Corp.                                             1                    385
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%         Nikon Corp.                                                2,000                 58,546
                                            Shimano, Inc.                                                900                 45,242
                                            Yamaha Corp.                                                 100                  1,934
                                                                                                                       ------------
                                                                                                                            105,722
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                            Fanuc Ltd.                                                 2,600                254,273
                                            Hitachi Construction Machinery Co., Ltd.                  25,100                703,701
                                            IHI Corp.                                                  1,000                  2,026
                                            JTEKT Corp.                                                2,500                 39,717
                                            Kawasaki Heavy Industries Ltd.                             2,000                  5,342
                                            Kubota Corp.                                              52,000                373,718

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            Mitsubishi Heavy Industries Ltd.                          21,000           $    100,302
                                            NGK Insulators Ltd.                                        4,000                 77,983
                                            Sumitomo Heavy Industries Ltd.                             7,000                 47,477
                                            THK Co., Ltd.                                              1,600                 31,134
                                                                                                                       ------------
                                                                                                                          1,635,673
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                               Kawasaki Kisen Kaisha Ltd.                                 1,000                  9,398
                                            Mitsui OSK Lines Ltd.                                     15,000                213,929
                                            Nippon Yusen Kabushiki Kaisha                              5,000                 48,159
                                                                                                                       ------------
                                                                                                                            271,486
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                Fuji Television Network, Inc.                                  1                  1,509
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                      Daido Steel Co., Ltd.                                      4,000                 22,382
                                            Hitachi Metals Ltd.                                        2,474                 40,620
                                            JFE Holdings, Inc.                                         5,500                277,300
                                            Kobe Steel Ltd.                                            3,000                  8,591
                                            Maruichi Steel Tube Ltd.                                     500                 15,647
                                            Mitsubishi Materials Corp.                                   100                    428
                                            Nippon Steel Corp.                                        78,000                422,731
                                            Nisshin Steel Co., Ltd.                                   11,000                 37,444
                                            Sumitomo Metal Industries Ltd.                            37,300                164,225
                                            Sumitomo Metal Mining Co., Ltd.                            8,000                122,370
                                            Tokyo Steel Manufacturing Co., Ltd.                          100                  1,158
                                            Yamato Kogyo Co Ltd                                          600                 28,652
                                                                                                                       ------------
                                                                                                                          1,141,548
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                     Isetan Mitsukoshi Holdings Ltd.                            3,482                 37,284
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                   Brother Industries Ltd.                                    3,002                 41,391
                                            Canon, Inc.                                               13,200                679,482
                                            Konica Minolta Holdings, Inc.                             29,800                504,768
                                            Ricoh Co., Ltd.                                           48,000                868,768
                                                                                                                       ------------
                                                                                                                          2,094,409
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%          Cosmo Oil Co., Ltd.                                           35                    127
                                            Inpex Holdings, Inc.                                          11                138,912
                                            Japan Petrolleum Explora                                     400                 28,558
                                            Nippon Oil Corp.                                           2,000                 13,475
                                            TonenGeneral Sekiyu KK                                     1,000                  9,084
                                                                                                                       ------------
                                                                                                                            190,156
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%              Nippon Paper Group, Inc.                                      13                 35,565
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%                    Aderans Co., Ltd.                                          3,300                 63,710
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%                      Astellas Pharma, Inc.                                     16,400                697,413
                                            Daiichi Sankyo Co., Ltd.                                   5,500                151,516
                                            Dainippon Pharma Co Ltd                                    2,000                 16,178
                                            Hisamitsu Pharmaceutical Co., Ltd.                           900                 39,190
                                            Mitsubishi Tanabe Pharma Corp.                             3,000                 39,215
                                            Ono Pharmacecutical Co. Ltd.                               1,300                 71,452
                                            Takeda Pharmaceutical Co., Ltd.                           29,700              1,510,527
                                                                                                                       ------------
                                                                                                                          2,525,491
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      Japan Real Estate Investment Corp.                             5                 52,810
Trusts (REITs) - 0.2%                       Japan Retail Fund Investment Corp.                            48                276,760

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            Nippon Building Fund, Inc.                                     7           $     82,549
                                            Nomura Real Estate Office Fund, Inc.                           3                 22,594
                                                                                                                       ------------
                                                                                                                            434,713
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                      Leopalace21 Corp.                                         48,500                695,745
& Development - 0.6%                        Mitsubishi Estate Co., Ltd.                               15,000                343,419
                                            Sumitomo Realty & Development Co., Ltd.                    2,000                 39,786
                                                                                                                       ------------
                                                                                                                          1,078,950
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                          Central Japan Railway Co.                                     21                231,472
                                            East Japan Railway Co.                                        90                733,078
                                            Keio Electric Railway Co., Ltd.                            6,000                 30,364
                                            Kintetsu Corp.                                             1,000                  3,137
                                            Nippon Express Co., Ltd.                                  10,000                 48,026
                                            Odakyu Electric Railway Co., Ltd.                          8,000                 51,997
                                                                                                                       ------------
                                                                                                                          1,098,074
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors                              Advantest Corp.                                              100                  2,108
& Semiconductor Equipment - 0.4%            Rohm Co., Ltd.                                               200                 11,548
                                            Sumco Corp.                                               25,000                553,898
                                            Tokyo Electron Ltd.                                        2,300                132,637
                                                                                                                       ------------
                                                                                                                            700,191
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                             Nintendo Co., Ltd.                                         1,200                680,488
                                            Oracle Corp. Japan                                           100                  4,077
                                            Square Enix Co. Ltd.                                         703                 20,804
                                            Trend Micro, Inc.                                          4,500                148,397
                                                                                                                       ------------
                                                                                                                            853,766
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                     USS Co., Ltd.                                                 10                    661
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                              Japan Tobacco, Inc.                                           63                268,686
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies                           Itochu Corp.                                              67,000                714,338
& Distributors - 1.1%                       Marubeni Corp.                                            23,000                191,843
                                            Mitsubishi Corp.                                          14,700                484,376
                                            Mitsui & Co., Ltd.                                        15,000                331,066
                                            Sojitz Corp.                                              16,300                 54,374
                                            Sumitomo Corp.                                            15,200                199,702
                                            Toyota Tsusho Corp.                                        2,900                 68,067
                                                                                                                       ------------
                                                                                                                          2,043,766
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  KDDI Corp.                                                   191              1,181,798
Services - 1.2%                             NTT DoCoMo, Inc.                                             345                506,025
                                            Softbank Corp.                                            26,400                445,181
                                                                                                                       ------------
                                                                                                                          2,133,004
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Japan                                                 35,844,612
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                SES Global                                                 4,357                110,062
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                      ArcelorMittal                                             11,397              1,120,040
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Luxembourg                                             1,230,102
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%              TNT NV                                                     2,244                 76,373
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                            Heineken Holding NV                                        1,575           $     72,088
                                            Heineken NV                                                1,450                 73,839
                                                                                                                       ------------
                                                                                                                            145,927
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                            Akzo Nobel NV                                              3,934                269,219
                                            Koninklijke DSM NV                                         1,979                115,993
                                                                                                                       ------------
                                                                                                                            385,212
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%       ING Groep NV CVA                                           1,737                 54,920
                                            SNS Reaal                                                  1,843                 35,609
                                                                                                                       ------------
                                                                                                                             90,529
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Koninklijke KPN NV                                        46,951                802,714
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%          Fugro NV                                                   1,301                110,783
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%             Koninklijke Ahold NV                                      23,863                319,898
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                        Unilever NV                                               21,166                598,546
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%             Koninklijke Philips Electronics NV                        41,546              1,406,975
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                            Aegon NV                                                  27,448                360,852
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                Reed Elsevier NV                                              15                    251
                                            Wolters Kluwer NV                                          4,316                100,459
                                                                                                                       ------------
                                                                                                                            100,710
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      Corio NV                                                     634                 49,382
Trusts (REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              ASML Holding NV                                            2,884                 70,590
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the Netherlands                                        4,518,491
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                   Contact Energy Ltd.                                       18,575                113,049
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%        Sky City Ltd.                                                  1                      2
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%        Auckland International Airport Ltd.                           44                     65
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in New Zealand                                              113,116
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                            Yara International ASA                                     3,925                346,639
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Telenor ASA                                                6,067                113,891
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                 Renewable Energy Corp. AS (a)                                 12                    310
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%          Acergy SA                                                     72                  1,604
                                            Aker Solutions ASA                                         7,216                170,032
                                            Petroleum Geo-Services ASA (a)                                31                    759
                                                                                                                       ------------
                                                                                                                            172,395
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%             Orkla ASA                                                    165                  2,114
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                      Norsk Hydro ASA                                           23,381                340,928
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%          Statoilhydro ASA                                          26,187                977,031
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Norway                                                 1,953,308
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                     Banco BPI SA                                               3,302               $ 13,624
                                            Banco Comercial Portugues SA Registered Shares            33,995                 73,323
                                            Banco Espirito Santo SA Registered Shares                  3,259                 50,691
                                                                                                                       ------------
                                                                                                                            137,638
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Portugal Telecom SGPS SA Registered Shares                29,842                337,529
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                Zon Multimedia Servicos de Telecomunicacoes
                                            e Multimedia SGPS SA                                         878                  7,282
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Portugal                                                 482,449
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                             Singapore Airlines Ltd.                                   33,466                362,211
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                     Oversea-Chinese Banking Corp.                              1,134                  6,830
                                            United Overseas Bank Ltd.                                 18,000                247,109
                                                                                                                       ------------
                                                                                                                            253,939
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                         Jardine Cycle & Carriage Ltd.                              2,099                 26,307
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%       Singapore Exchange Ltd.                                   77,000                392,792
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Singapore Telecommunications Ltd.                         65,726                175,208
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                        Venture Corp. Ltd.                                         3,000                 21,708
& Instruments - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                        Wilmar International Ltd.                                 32,664                121,374
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                       Parkway Holdings Ltd.                                     10,266                 17,516
& Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%             Keppel Corp. Ltd.                                         18,912                155,125
                                            SembCorp Industries Ltd.                                  12,000                 36,837
                                                                                                                       ------------
                                                                                                                            191,962
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                            Cosco Corp. Ltd.                                          13,000                 30,676
                                            SembCorp Marine Ltd.                                      13,000                 38,751
                                                                                                                       ------------
                                                                                                                             69,427
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                               Neptune Orient Lines Ltd.                                  8,000                 19,028
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                Singapore Press Holdings Ltd.                            230,000                719,143
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                      CapitaLand Ltd.                                            1,000                  4,202
& Development - 0.0%                        Yanlord Land Group Ltd.                                    6,714                  9,176
                                                                                                                       ------------
                                                                                                                             13,378
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies                           Noble Group Ltd.                                          21,800                 38,156
& Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Singapore                                              2,422,149
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                        Grifols SA                                                 1,784                 56,821
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                     Banco Bilbao Vizcaya Argentaria SA                        44,318                844,427
                                            Banco Santander SA                                       125,198              2,284,129
                                                                                                                       ------------
                                                                                                                          3,128,556
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%           ACS Actividades de Construccion y Servicios, SA              694           $     34,727
                                            Grupo Ferrovial SA                                            52                  3,204
                                            Sacyr Vallehermoso SA                                          8                    244
                                                                                                                       ------------
                                                                                                                             38,175
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%       Bolsas y Mercados Espanoles                                2,322                 85,932
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Telefonica SA                                             59,662              1,578,885
Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                   Iberdrola SA                                              61,532                819,842
                                            Red Electrica de Espana                                    1,582                102,692
                                                                                                                       ------------
                                                                                                                            922,534
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                 Gamesa Corp. Tecnologica SA                                  218                 10,672
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               Iberdrola Renovables (a)                                  32,830                252,929
Energy Traders - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                            Corp. Mapfre SA                                          122,841                586,397
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                            Zardoya Otis SA                                                1                     21
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                Gestevision Telecinco SA                                   1,318                 16,784
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%          Repsol YPF SA                                              9,973                391,385
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                     Inditex SA                                                   686                 31,447
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Spain                                                  7,100,538
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                    Assa Abloy AB Series B                                        14                    201
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                     Nordea Bank AB                                            46,100                631,686
                                            Skandinaviska Enskilda Banken AB Class A                   1,415                 26,105
                                            Svenska Handelsbanken Class A                              2,000                 47,381
                                            Swedbank AB-A Shares                                       4,800                 92,227
                                                                                                                       ------------
                                                                                                                            797,399
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%       Securitas AB                                                  48                    555
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%             Telefonaktiebolaget LM Ericsson                               22                    229
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%           Skanska AB Class B                                         7,884                112,444
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%       Investor AB                                               47,800              1,003,533
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               Tele2 AB                                                   4,000                 77,787
Services - 0.1%                             TeliaSonera AB                                            27,405                202,605
                                                                                                                       ------------
                                                                                                                            280,392
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Getinge AB Class B                                            23                    561
& Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                   Electrolux AB                                                  1                     13
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                            Alfa Laval AB                                              4,800                 74,157
                                            Atlas Copco AB - A Shares                                  2,159                 31,576
                                            Scania AB                                                  5,012                 68,239
                                                                                                                       ------------
                                                                                                                            173,972
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                      Boliden AB                                                33,324                269,062
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%          Lundin Petroleum AB (a)                                    3,000                 44,146
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.8%                     Hennes & Mauritz AB B Shares                              25,575              1,379,779
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                              Swedish Match AB                                           3,869                 78,849
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  Millicom International Cellular SA (b)                     1,009           $    103,871
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Sweden                                                 4,245,006
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.1%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                      Credit Suisse Group AG                                    12,763                580,934
                                            EFG International AG                                         749                 20,384
                                            Julius Baer Holding AG Class B                             3,085                206,889
                                            UBS AG (a)                                                     1                     21
                                                                                                                       ------------
                                                                                                                            808,228
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                            Syngenta AG                                                1,508                488,551
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%       Adecco SA Registered Shares                                1,785                 88,236
                                            SGS SA                                                        66                 94,119
                                                                                                                       ------------
                                                                                                                            182,355
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%              Logitech International SA (a)                              2,506                 66,996
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%               Holcim Ltd.                                                3,063                247,588
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%       Pargesa Holding SA                                           380                 42,132
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                 ABB Ltd.                                                  28,335                802,046
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                        Nestle SA Registered Shares                               56,930              2,565,532
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Nobel Biocare Holding AG                                   1,732                 56,315
& Supplies - 0.1%                           Sonova Holding AG                                            654                 53,975
                                            Synthes, Inc.                                                862                118,561
                                                                                                                       ------------
                                                                                                                            228,851
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%                            Baloise Holding AG                                           742                 77,824
                                            Swiss Life Holding                                           506                134,606
                                            Swiss Reinsurance Co. Registered Shares                    3,402                225,525
                                            Zurich Financial Services AG                               5,542              1,412,405
                                                                                                                       ------------
                                                                                                                          1,850,360
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                            Schindler Holding AG                                         740                 54,967
                                            Sulzer AG                                                      1                    126
                                                                                                                       ------------
                                                                                                                             55,093
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                               Kuehne & Nagel International AG                              784                 74,183
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.4%                      Novartis AG Registered Shares                             50,374              2,772,192
                                            Roche Holding AG                                           9,424              1,694,174
                                                                                                                       ------------
                                                                                                                          4,466,366
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel                           Compagnie Financiere Richemont AG                          6,420                356,283
& Luxury Goods - 0.6%                       The Swatch Group Ltd. Bearer Shares                        2,547                633,330
                                            The Swatch Group Ltd. Registered Shares                    2,127                 99,219
                                                                                                                       ------------
                                                                                                                          1,088,832
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Switzerland                                           12,967,113
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 21.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%                  BAE Systems Plc                                           49,645                435,749
                                            Cobham Plc                                                15,313                 60,102
                                            Meggitt Plc                                                   40                    169
                                            Rolls-Royce Group Plc                                         94                    635
                                                                                                                       ------------
                                                                                                                            496,655
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                             British Airways Plc                                      115,737                492,962
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                      GKN Plc                                                       42                    185
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                            SABMiller Plc                                             12,519           $    286,019
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.8%                      ICAP Plc                                                   7,610                 81,512
                                            Man Group Plc                                            112,114              1,384,980
                                            Schroders Plc                                              2,926                 52,983
                                                                                                                       ------------
                                                                                                                          1,519,475
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                            Johnson Matthey Plc                                        5,683                207,953
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%                     Barclays Plc                                                 360                  2,042
                                            HSBC Holdings Plc                                        165,545              2,548,983
                                            Lloyds TSB Group Plc                                     214,188              1,314,097
                                            Royal Bank of Scotland Group Plc                         255,704              1,088,565
                                            Standard Chartered Plc                                    20,035                567,380
                                                                                                                       ------------
                                                                                                                          5,521,067
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                         Capita Group  Plc                                         25,195                343,693
& Supplies - 0.9%                           Experian Group Ltd.                                       14,436                106,767
                                            Group 4 Securicor Plc                                     17,872                 71,785
                                            Hays Plc                                                       1                      2
                                            Rentokil Initial Plc                                      63,200                124,482
                                            Serco Group Plc                                          107,470                953,673
                                                                                                                       ------------
                                                                                                                          1,600,402
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%           Balfour Beatty Plc                                         6,331                 53,258
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                   British Energy Group Plc                                  13,889                195,390
                                            Scottish & Southern Energy Plc                             7,551                210,392
                                                                                                                       ------------
                                                                                                                            405,782
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%          Amec Plc                                                   4,064                 71,613
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%             J Sainsbury Plc                                           46,316                292,383
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                        Cadbury Plc                                                9,351                117,294
                                            Tate & Lyle Plc                                            5,175                 40,779
                                            Unilever Plc                                              44,271              1,257,821
                                                                                                                       ------------
                                                                                                                          1,415,894
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       Smith & Nephew Plc                                        12,630                138,569
& Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.7%        Carnival Plc                                               2,312                 73,403
                                            Compass Group Plc                                        147,395              1,108,695
                                            Enterprise Inns Plc                                        6,696                 53,886
                                            TUI Travel Plc                                             7,943                 32,278
                                            Whitbread Plc                                                 22                    536
                                                                                                                       ------------
                                                                                                                          1,268,798
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                   Berkeley Group Holdings Plc                                1,137                 15,352
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                   Reckitt Benckiser Plc                                     20,658              1,043,394
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%             Smiths Group Plc                                          46,454              1,000,928
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                            Aviva Plc                                                 26,771                265,410
                                            Friends Provident Plc                                          1                      2
                                            Legal & General Group Plc                                 31,468                 62,443
                                            Old Mutual Plc                                            72,153                132,453
                                            Royal & Sun Alliance Insurance Group                           1                      2
                                            Standard Life Plc                                         30,666                127,488
                                                                                                                       ------------
                                                                                                                            587,798
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%            Home Retail Group                                          8,760           $     37,854
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                            Invensys Plc                                              10,762                 55,607
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                Aegis Group Plc                                           16,500                 35,226
                                            ITV Plc                                                        1                      1
                                            Pearson Plc                                                2,344                 28,564
                                            Taylor Nelson Sofres Plc                                  10,100                 46,579
                                            Thomson Reuters Plc                                            6                    160
                                            WPP Group Plc                                             15,857                151,523
                                                                                                                       ------------
                                                                                                                            262,053
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.2%                      Anglo American Plc                                        33,490              2,352,125
                                            Antofagasta Plc                                           12,883                167,514
                                            BHP Billiton Plc                                          27,901              1,070,003
                                            Kazakhmys Plc                                              2,869                 90,459
                                            Rio Tinto Plc Registered Shares                           13,954              1,680,437
                                            Vedanta Resources Plc                                      2,015                 87,019
                                            Xstrata Plc                                                5,833                464,659
                                                                                                                       ------------
                                                                                                                          5,912,216
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                      Centrica Plc                                              29,391                180,769
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.0%          BG Group Plc                                              70,857              1,841,392
                                            BP Plc                                                   266,332              3,086,942
                                            Cairn Energy Plc (a)                                       1,857                119,182
                                            Royal Dutch Shell Plc Class B                            100,101              4,008,352
                                            Tullow Oil Plc                                            10,127                192,442
                                                                                                                       ------------
                                                                                                                          9,248,310
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%                      AstraZeneca Plc                                           44,064              1,873,526
                                            GlaxoSmithKline Plc                                       18,625                411,720
                                            Shire Ltd.                                                15,542                254,071
                                                                                                                       ------------
                                                                                                                          2,539,317
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                      Land Securities Group Plc                                  6,571                160,352
Trusts (REITs) - 0.1%                       Segro Plc                                                     22                    172
                                                                                                                       ------------
                                                                                                                            160,524
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                          National Express Group Plc                                 1,664                 31,389
                                            Stagecoach Group Plc                                       7,813                 43,335
                                                                                                                       ------------
                                                                                                                             74,724
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                     Kingfisher Plc                                                 1                      2
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel                           Burberry Group Plc                                         5,378                 48,370
& Luxury Goods - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                              British American Tobacco Plc                              24,122                832,060
                                            Imperial Tobacco Group Plc                                 5,726                212,713
                                                                                                                       ------------
                                                                                                                          1,044,773
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                      Severn Trent Plc                                          14,281                363,405
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  Vodafone Group Plc                                       750,387              2,210,872
Services - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the United Kingdom                                    38,557,283
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                            Shares               Value
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%          Scorpion Offshore Ltd. (a)                                 2,100           $     33,988
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the United States                                         33,988
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks - 94.1%                                                 172,851,435
-----------------------------------------------------------------------------------------------------------------------------------

                                            Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.9%                        iShares MSCI EAFE Index Fund (c)                          50,940              3,499,578
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Exchange-Traded Funds - 1.9%                                            3,499,578
-----------------------------------------------------------------------------------------------------------------------------------

                                            Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                          Volkswagen AG, 4.35%                                         952                137,857
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                ProSieben SAT.1 Media AG, 2.24%                            5,998                 59,962
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                      RWE AG, 3.50%                                             11,149              1,121,554
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Stocks - 0.7%                                                 1,319,373
-----------------------------------------------------------------------------------------------------------------------------------

                                            Rights
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                     Barclays Plc (d)                                              77                     14
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Rights - 0.0%                                                                  14
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Par
                                            Fixed Income Securities (e)                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%              Yamato Transport Yamtra Series 7, 1.20%, 9/30/09      JPY  3,000                 35,759
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                        Tokyo Gas Co. Ltd. Series 5, 1.20%, 3/31/09                5,000                 60,210
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%     Mitsubishi Corp., 0%, 6/17/11                              5,000                138,211
                                            Mitsui & Co. Ltd. Series 6, 1.05%, 9/30/09                 5,000                125,851
                                                                                                                       ------------
                                                                                                                            264,062
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Fixed Income Securities in Japan                                          360,031
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       Glencore Finance (Europe) SA, 4.125%, 10/06/10        $       66                434,214
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Fixed Income Securities in Luxembourg                                     434,214
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Fixed Income Securities - 0.5%                                            794,245
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Long-Term Investments
                                            (Cost - $166,593,961) - 97.2%                                               178,464,645
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                  Beneficial
                                                                                                   Interest
                                            Short Term Securities                                    (000)                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            BlackRock Liquidity Series, LLC Cash Sweep
                                            Series, 2.56% (f)(g)                                  $      144           $    143,990
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost - $143,990) - 0.1%                                                        143,990
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments
                                            (Cost - $166,737,951*) - 97.3%                                              178,608,635

                                            Other Assets Less Liabilities - 2.7%                                          5,010,905
                                                                                                                       ------------
                                            Net Assets - 100.0%                                                        $183,619,540
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 172,481,228
                                                                  =============
      Gross unrealized appreciation                               $  17,278,585
      Gross unrealized depreciation                                 (11,151,178)
                                                                  -------------
      Net unrealized appreciation                                 $   6,127,407
                                                                  =============

(a)   Non-income producing security.
(b)   Depository receipts.
(c) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(d)   The rights may be exercised until July 17, 2008.
(e)   Convertible security.
(f)   Represents the current yield as of report date.
(g) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net Activity      Interest
      Affiliate                                          (000)           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                            $ (8,230)         $ 72,115
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition will apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o     Forward foreign exchange contracts as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                    Settlement     Appreciation
      Currency Purchased       Currency Sold           Date       (Depreciation)
      --------------------------------------------------------------------------
      AUD      958,000       $         891,732       8/14/08        $ 20,939
      AUD       80,000       $          75,447       8/14/08             768
      $        473,480       AUD       500,000       8/14/08          (2,862)
      CHF      256,000       $         243,477       8/14/08           7,251
      $        248,985       CHF       256,000       8/14/08          (1,744)
      EUR      650,000       $       1,001,198       8/14/08          19,788
      $        517,823       EUR       335,000       8/14/08          (8,377)
      $        488,159       EUR       315,000       8/14/08          (6,626)
      GBP      200,000       $         386,458       8/14/08          10,490
      $        205,300       GBP       105,000       8/14/08          (3,098)
      $        185,887       GBP        95,000       8/14/08          (2,663)
      JPY  144,100,000       $       1,382,837       8/14/08         (22,303)
      $      1,188,685       JPY   123,800,000       8/14/08          19,816
      $        188,203       JPY    20,300,000       8/14/08          (3,462)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts                                    $ 27,917
                                                                    ========

o     Financial futures purchased as of June 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                             Expiration            Face        Unrealized
      Contracts           Issue              Exchange          Date               Amount      Depreciation
      ----------------------------------------------------------------------------------------------------
          1       Hang Seng Index Future     Hong Kong       July 2008         $   146,278     $  (4,433)
          6       OMX Stock Index Future     Stockholm       July 2008         $    95,521        (9,593)
          8        CAC40 10 Euro Future        Matif       September 2008      $   584,451       (20,669)
         12          DJ Euro Stoxx 50          Eurex       September 2008      $   653,551       (14,951)
          8        SPI 200 Index Future        Sydney      September 2008      $ 1,034,209       (38,552)
         16         TOPIX Index Future         Tokyo       September 2008      $ 2,086,434       (99,713)
      ----------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                            $(187,911)
                                                                                               =========

o     Currency Abbreviations:
      AUD    Australian Dollar
      CHF    Swiss Franc
      EUR    Euro
      GBP    British Pound
      JPY    Japanense Yen

      See Notes to Financial Statements.

Master Enhanced International Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series's investments:

      --------------------------------------------------------------------------
      Valuation                                 Investments in   Other Financial
      Inputs                                      Securities       Instruments*
      --------------------------------------------------------------------------
      Level 1                                    $  3,763,759       $ (187,911)
      Level 2                                     174,844,876           27,917
      Level 3                                              --               --
      --------------------------------------------------------------------------
      Total                                      $178,608,635       $ (159,994)
      ==========================================================================
      * Other financial instruments are forward foreign currency contracts and futures.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                 June 30, 2008 (Unaudited)
===================================================================================================================================
Assets:          Investments at value - unaffiliated (cost - $166,593,961) ........................................    $178,464,645
                 Investments at value - affiliated (cost - $143,990) ..............................................         143,990
                 Cash .............................................................................................           8,373
                 Foreign currency at value (cost - $4,257,506) ....................................................       4,301,508
                 Unrealized appreciation on forward foreign exchange contracts ....................................          79,052
                 Investments sold receivable ......................................................................         911,713
                 Dividends receivable .............................................................................         609,516
                 Contributions receivable .........................................................................          38,462
                 Investment advisory fees receivable ..............................................................           9,093
                 Interest receivable ..............................................................................           2,389
                 Prepaid expenses .................................................................................           5,194
                                                                                                                       ------------
                 Total assets .....................................................................................     184,573,935
                                                                                                                       ------------
===================================================================================================================================
Liabilities:     Unrealized depreciation on forward foreign exchange contracts ....................................          51,135
                 Investments purchased payable ....................................................................         587,679
                 Withdrawels payable ..............................................................................         185,771
                 Margin variation payable .........................................................................          70,902
                 Other affiliates payable .........................................................................           1,535
                 Officer's and Directors' fees payable ............................................................              38
                 Other accrued expenses payable ...................................................................          57,335
                                                                                                                       ------------
                 Total liabilities ................................................................................         954,395
                                                                                                                       ------------
===================================================================================================================================
Net Assets:      Net assets .......................................................................................    $183,619,540
                                                                                                                       ============
===================================================================================================================================
Net Assets       Investors' capital ...............................................................................    $171,822,598
Consist of:      Net unrealized appreciation/depreciation .........................................................      11,796,942
                                                                                                                       ------------
                 Net assets .......................................................................................    $183,619,540
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                 Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment       Dividends (net of $462,728 foreign withholding tax) ..............................................    $  4,024,627
Income:          Interest (including $72,115 from affiliates
                    and net of $40 foreign withholding tax) .......................................................          75,304
                                                                                                                       ------------
                 Total income .....................................................................................       4,099,931
                                                                                                                       ------------
===================================================================================================================================
Expenses:        Investment advisory ..............................................................................           9,483
                 Custodian ........................................................................................          78,736
                 Professional .....................................................................................          30,429
                 Accounting services ..............................................................................          19,319
                 Officer and Directors ............................................................................           9,381
                 Printing .........................................................................................           3,380
                 Miscellaneous ....................................................................................          35,125
                                                                                                                       ------------
                 Total expenses ...................................................................................         185,853
                 Less fees waived and reimbursed by advisor .......................................................         (72,043)
                 Less fees paid indirectly ........................................................................             (10)
                                                                                                                       ------------
                 Total expenses after fees waived and reimbursed and paid indirectly ..............................         113,800
                                                                                                                       ------------
                 Net investment income ............................................................................       3,986,131
                                                                                                                       ------------
===================================================================================================================================
Realized and     Net realized gain (loss) from:
Unrealized          Investments ...................................................................................      (3,510,119)
Gain (Loss):        Futures .......................................................................................      (2,486,438)
                    Foreign currency ..............................................................................         481,686
                                                                                                                       ------------
                                                                                                                         (5,514,871)
                                                                                                                       ------------
                 Net change in unrealized appreciation/depreciation on:
                    Investments ...................................................................................     (16,726,148)
                    Futures .......................................................................................        (172,135)
                    Foreign currency ..............................................................................         201,193
                                                                                                                       ------------
                                                                                                                        (16,697,090)
                                                                                                                       ------------
                 Total realized and unrealized loss ...............................................................     (22,211,961)
                                                                                                                       ------------
                 Net Decrease in Net Assets Resulting from Operations .............................................    $(18,225,830)
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                    Ended June 30,      Year Ended
                                                                                                         2008          December 31,
                  Increase (Decrease) in Net Assets:                                                 (Unaudited)           2007
===================================================================================================================================
Operations:       Net investment income ........................................................    $   3,986,131     $   4,903,914
                  Net realized gain (loss) .....................................................       (5,514,871)       15,178,929
                  Net change in unrealized appreciation/depreciation ...........................      (16,697,090)       (4,345,921)
                                                                                                    -------------     -------------
                  Net increase (decrease) in net assets resulting from operations ..............      (18,225,830)       15,736,922
                                                                                                    -------------     -------------
===================================================================================================================================
Capital Share     Proceeds from contributions ..................................................       27,324,828        93,327,459
Transactions:     Fair value of withdrawals ....................................................      (33,036,832)      (57,637,724)
                                                                                                    -------------     -------------
                  Net increase (decrease) in net assets derived from capital transactions. .....       (5,712,004)       35,689,735
                                                                                                    -------------     -------------
===================================================================================================================================
Net Assets:       Total increase (decrease) in net assets ......................................      (23,937,834)       51,426,657
                  Beginning of period ..........................................................      207,557,374       156,130,717
                                                                                                    -------------     -------------
                  End of period ................................................................    $ 183,619,540     $ 207,557,374
                                                                                                    =============     =============
===================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

                                                Six Months
                                               Ended June 30,                       Year Ended December 31,
                                                   2008        -------------------------------------------------------------------
                                               (Unaudited)        2007        2006           2005            2004          2003
==================================================================================================================================
Total          Total investment
Investment     return ......................       (8.70) 1        9.60%       27.09%          13.38%         20.79%         38.45%
Return:                                         ========       ========     ========     ===========     ==========     ==========

==================================================================================================================================
Ratios to      Total expenses, after fees
Average Net    waived and reimbursed
Assets:        and paid indirectly .........        0.12% 2        0.12%        0.17%           0.19%          0.07%          0.09%
                                                ========       ========     ========     ===========     ==========     ==========
               Total expenses, after fees
               waived and reimbursed .......        0.12% 2        0.12%        0.17%           0.19%          0.07%          0.09%
                                                ========       ========     ========     ===========     ==========     ==========
               Total expenses ..............        0.20% 2        0.19%        0.27%           0.19%          0.07%          0.09%
                                                ========       ========     ========     ===========     ==========     ==========
               Net investment income .......        4.19% 2        2.63%        2.62%           1.95%          2.38%          2.55%
                                                ========       ========     ========     ===========     ==========     ==========
==================================================================================================================================
Supplemental   Net assets,
Data:          end of period (000) .........    $183,620       $207,557     $156,131     $    97,974     $1,197,688     $1,065,822
                                                ========       ========     ========     ===========     ==========     ==========
               Portfolio turnover ..........          66%           126%         145%             67%            91%            91%
                                                ========       ========     ========     ===========     ==========     ==========
==================================================================================================================================

      1     Aggregate total investment return.
      2     Annualized.

            See Notes to Financial Statements.

Master Enhanced International Series
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series"), a non-diversified, management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests in the Series subject to certain limitations. The financial statements of the Series are prepared in conformity with accounting principles generally accepted in the United Stated of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.


The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under contract.

      o Financial Futures Contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Forward Foreign Exchange Contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward foreign exchange contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign Currency Options and Futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency if purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the value of the Series' net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver is in place until December 31, 2008. For the six months ended June 30, 2008, the Advisor earned fees of $9,483, all of which were waived. Also, the Manager reimbursed the Series in the amount of $62,560 in additional operating expenses.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $1,542 for certain accounting services, which is included in accounting services in the Statement of Operations.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $4,499 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $128,814,045 and $121,962,126, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Enhanced International Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted that the Portfolio's investment performance in the one- and three-year periods reported was below the investment performance of the MSCI EAFE Index, its benchmark index; however, in the three-year period the underperformance was de minimis. The Board noted that the Portfolio attempts to match the risk characteristics of its benchmark, irrespective of the market's future direction. The Board also noted that the Portfolio uses quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the benchmark index; however, in these periods, positive performance from stock-substitution was offset by negative results from stock-selection strategies.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800)441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 22, 2008